PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Equipment consists of the following:

	Year ended December 31,
	2018	2018
Software, furniture and fixtures	$200,000	$200,000
Equipment	3,223	3,223
Total	203,223	203,223
Less: accumulated depreciation	(203,223)	(203,223)
Balance	$-	$-